Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended December 31,
Right-of-use assets	2024	2023
Land, building and improvements	7,465	7,655
Plant and production equipment	1,685	2,246
Vehicles, furniture and fixtures	771	592
	9,921	10,493

Lease liabilities
Current	3,707	3,687
Non-current	7,010	10,294
	10,717	13,981

Schedule of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2024	2023
Balances at the beginning of the year	10,493	9,192
Additions	619	5,217
Contract modifications	(2)	(49)
Depreciation of the year	(3,348)	(3,203)
Translation differences and inflation adjustment	2,159	(664)
Balances at the end of the year	9,921	10,493

Lease liabilities	2024	2023
Balances at the beginning of the year	13,981	8,809
New contracts	619	5,336
Lease payments	(4,397)	(3,118)
Contract modifications	(2)	(49)
Leases financial cost	847	446
Translation differences and inflation adjustment	(331)	2,557
Balances at the end of the year	10,717	13,981

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2024	3,966	3,421	1,920	3,057	12,364
At December 31, 2023	3,822	3,883	4,879	4,052	16,636

Schedule of amounts recognized in consolidated statement of income

	For the year ended December 31,
	2024	2023	2022
Depreciation charge of right-of-use assets
Land, building and improvements	(2,817)	(2,730)	(3,966)
Plant and production equipment	(219)	(198)	(179)
Vehicles, furniture and fixtures	(312)	(275)	(432)
	(3,348)	(3,203)	(4,577)

Financial expenses (Leases financial cost)	(847)	(446)	(605)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(771)	(865)	(412)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(351)	(326)	(300)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(762)	(1,855)	(1,330)

Schedule of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,
	2024	2023	2022
Within 1 year	105,455	109,314	99,142
Between 1 and 5 years	273,589	266,875	241,115
Later than 5 years	152,681	160,059	136,344
Total	531,725	536,248	476,601